Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Loss expiring in 2023		¥ 46,532
Loss expiring in 2024		32,013
Loss expiring in 2025		180,546
Loss expiring after 2025		2,591,834
Total		¥ 2,850,925
Minimum
Operating Loss Carryforwards [Line Items]
Expiration year for tax losses, term (in years)	5 years
Maximum
Operating Loss Carryforwards [Line Items]
Expiration year for tax losses, term (in years)	10 years